Leases - Schedule of Finance Lease Assets (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Leases [Abstract]
Finance lease assets	$ 267,284	$ 109,280
Accumulated depreciation	(67,763)	(17,672)
Finance lease assets, net of accumulated depreciation	$ 199,521	$ 91,608